Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2021:

	2022				2021
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$289,394	$94,828	$—	$384,222	$366,117	$179,844	$—	$545,961
Short-term investments	79,600	592,997	—	672,597	—	139,785	—	139,785
Non-marketable equity securities	—	—	5,329	5,329	—	—	3,945	3,945
Equity options	—	221,769	—	221,769	—	352,571	—	352,571
Foreign exchange forwards and options	—	8,946	—	8,946	—	11,172	—	11,172
Interest rate contracts - cash flow hedge	—	12,256	—	12,256	—	—	—	—
Interest rate contracts - fair value hedge	—	—	—	—	—	1,971	—	1,971
	$368,994	$930,796	$5,329	$1,305,119	$366,117	$685,343	$3,945	$1,055,405
Liabilities:
Foreign exchange forwards and options	$—	($8,356)	$—	($8,356)	$—	($19,250)	$—	($19,250)
Interest rate contracts - cash flow hedge	—	(36,982)	—	(36,982)	—	(628)	—	(628)
Equity options	—	(222,632)	—	(222,632)	—	(353,859)	—	(353,859)
Contingent consideration	—	—	(18,088)	(18,088)	—	—	(24,100)	(24,100)
	$—	($267,970)	($18,088)	($286,058)	$—	($373,737)	($24,100)	($397,837)

Summary of Activity for Liabilities with Level 3 Inputs	For contingent consideration liabilities with Level 3 inputs, the following table summarizes the activity for the years ended December 31, 2022 and 2021, all of which is related to 2018 acquisition of STAT-Dx:

(in thousands)	2022	2021
Balance at beginning of year	($24,100)	($23,593)
Changes in fair value	112	(507)
Payments	5,900	—
Balance at end of year	($18,088)	($24,100)